Employee And Retiree Benefit Plans (Summary Of Weighted-Average Assumptions Used In The Measurement Of Net Periodic Benefit Expense) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.87%	5.50%
Expencted return on plan assets	6.50%	6.50%
Rate of compensation increase	4.20%	4.16%
Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.87%	5.50%
Expencted return on plan assets	0.00%	0.00%
Rate of compensation increase	0.00%	0.00%